Operating Segments Operating Segments Level 4 (Details) - EBITDA by Segment (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	$ (22)	$ (147)	$ (185)	$ 153
Segment EBITDA	46	192	240	195
Silicones [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	18	127	156	127
Segment EBITDA	44	213	257	201
Quartz [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	4	20	29	26
Segment EBITDA	6	17	20	27
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	(4)	(38)	(37)	(33)
Parent Company [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	$ 46	$ 192	238	194
Parent Company [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA			$ (39)	$ (34)